Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	nit2_SupplementTextBlock

Supplement Dated May 17, 2016

To the Prospectus and Summary Prospectuses Dated November 30, 2015

for

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Japan Fund

Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, intends to propose that the Board of Trustees of the Funds (the “Board”) approve the reorganizations of Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds Value Opportunities Fund into Nuveen NWQ Global Equity Income Fund (“Global Equity Income Fund”). Global Equity Income Fund is advised by NFAL and sub-advised by its affiliate, NWQ Asset Management, LLC (“NWQ”). NFAL expects to make this proposal at a Board meeting currently scheduled for late May. If the Board approves the proposal, the reorganization of each Tradewinds Fund will be subject to approval of the Fund’s shareholders.

At the same meeting, Nuveen also intends to propose that the Board approve the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from Tradewinds Global Investors, LLC to NWQ. Peter Boardman is expected to become an employee of NWQ and to continue to serve as the Funds’ portfolio manager following the proposed transfer.

Additional information on these proposals will be provided to Fund shareholders following the late May Board meeting.

Nuveen Tradewinds Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

Supplement Dated May 17, 2016

To the Prospectus and Summary Prospectuses Dated November 30, 2015

for

Nuveen Tradewinds Global All-Cap Fund

Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, intends to propose that the Board of Trustees of the Funds (the “Board”) approve the reorganizations of Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds Value Opportunities Fund into Nuveen NWQ Global Equity Income Fund (“Global Equity Income Fund”). Global Equity Income Fund is advised by NFAL and sub-advised by its affiliate, NWQ Asset Management, LLC (“NWQ”). NFAL expects to make this proposal at a Board meeting currently scheduled for late May. If the Board approves the proposal, the reorganization of each Tradewinds Fund will be subject to approval of the Fund’s shareholders.

At the same meeting, Nuveen also intends to propose that the Board approve the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from Tradewinds Global Investors, LLC to NWQ. Peter Boardman is expected to become an employee of NWQ and to continue to serve as the Funds’ portfolio manager following the proposed transfer.

Additional information on these proposals will be provided to Fund shareholders following the late May Board meeting.

Nuveen Tradewinds International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

Supplement Dated May 17, 2016

To the Prospectus and Summary Prospectuses Dated November 30, 2015

for

Nuveen Tradewinds International Value Fund

Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, intends to propose that the Board of Trustees of the Funds (the “Board”) approve the reorganizations of Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds Value Opportunities Fund into Nuveen NWQ Global Equity Income Fund (“Global Equity Income Fund”). Global Equity Income Fund is advised by NFAL and sub-advised by its affiliate, NWQ Asset Management, LLC (“NWQ”). NFAL expects to make this proposal at a Board meeting currently scheduled for late May. If the Board approves the proposal, the reorganization of each Tradewinds Fund will be subject to approval of the Fund’s shareholders.

At the same meeting, Nuveen also intends to propose that the Board approve the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from Tradewinds Global Investors, LLC to NWQ. Peter Boardman is expected to become an employee of NWQ and to continue to serve as the Funds’ portfolio manager following the proposed transfer.

Additional information on these proposals will be provided to Fund shareholders following the late May Board meeting.

Nuveen Tradewinds Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

Supplement Dated May 17, 2016

To the Prospectus and Summary Prospectuses Dated November 30, 2015

for

Nuveen Tradewinds Japan Fund

Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, intends to propose that the Board of Trustees of the Funds (the “Board”) approve the reorganizations of Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds Value Opportunities Fund into Nuveen NWQ Global Equity Income Fund (“Global Equity Income Fund”). Global Equity Income Fund is advised by NFAL and sub-advised by its affiliate, NWQ Asset Management, LLC (“NWQ”). NFAL expects to make this proposal at a Board meeting currently scheduled for late May. If the Board approves the proposal, the reorganization of each Tradewinds Fund will be subject to approval of the Fund’s shareholders.

At the same meeting, Nuveen also intends to propose that the Board approve the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from Tradewinds Global Investors, LLC to NWQ. Peter Boardman is expected to become an employee of NWQ and to continue to serve as the Funds’ portfolio manager following the proposed transfer.

Additional information on these proposals will be provided to Fund shareholders following the late May Board meeting.